N-4	Sep. 25, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Sep. 25, 2026
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The Board of Trustees (the "Board") of the Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class approved the merger of the Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class ("Target Fund 1") into the Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class, as well as the merger of Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II ("Target Fund 2") into Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class ("Target Fund 2"). Subject to shareholder approval, the merger will be effective on or about October 9, 2026 (the "Effective Date").Additionally, The Board of Trustees of Effective at the close of business on October 8th, 2026, the Target Funds are no longer available to receive transfers or purchase payments.As of the Effective Date, the following changes apply to the Contract:•Target Funds 1 and 2 will no longer be available to receive transfers or new purchase payments;•Target Funds 1 and 2 will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the respective Acquiring Fund 1 or 2; and•The Acquiring Funds will assume all liabilities of the respective Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: Massachusetts Financial Services Company	0.79%*	19.11%	7.09%	9.73%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: Massachusetts Financial Services Company	0.79%*	19.11%	7.09%	9.73%

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP American Century International Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	19.11%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	9.73%
JP Morgan Multi-Asset Choice
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The Board of Trustees (the "Board") of the Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class approved the merger of the Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class ("Target Fund 1") into the Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class, as well as the merger of Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II ("Target Fund 2") into Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class ("Target Fund 2"). Subject to shareholder approval, the merger will be effective on or about October 9, 2026 (the "Effective Date").Additionally, The Board of Trustees of Effective at the close of business on October 8th, 2026, the Target Funds are no longer available to receive transfers or purchase payments.As of the Effective Date, the following changes apply to the Contract:•Target Funds 1 and 2 will no longer be available to receive transfers or new purchase payments;•Target Funds 1 and 2 will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the respective Acquiring Fund 1 or 2; and•The Acquiring Funds will assume all liabilities of the respective Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: Massachusetts Financial Services Company	0.79%*	19.11%	7.09%	9.73%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: Massachusetts Financial Services Company	0.79%*	19.11%	7.09%	9.73%

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
JP Morgan Multi-Asset Choice | Lincoln Variable Insurance Products Trust - LVIP American Century International Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	19.11%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	9.73%